SCHEDULE OF DILUTIVE EFFECT OF SECURITIES EXCLUDED FROM DILUTIVE EPS DUE TO ANTI-DILUTIVE EFFECT (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Exercise of investor and placement agent warrants	613,255		491,652	315,028
Series A Convertible Preferred Stock [Member]
Conversion convertible preferred stock	151,126		114,388	70,203
Series B Convertible Preferred Stock [Member]
Conversion convertible preferred stock	45		56,601	162,637
Series C Convertible Preferred Stock [Member]
Conversion convertible preferred stock	1,202		1,202
Series D Convertible Preferred Stock [Member]
Conversion convertible preferred stock	5,000		15,264
Series E Convertible Preferred Stock [Member]
Conversion convertible preferred stock	2		1